Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Structured entities
Total on-balance sheet exposures	$ 69,891	$ 58,635
Total notional amounts of off-balance sheet exposures	16,783	17,199
Maximum exposure to loss	86,674	75,834
Size of structured entities	183,356	172,933
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	9,298	3,427
Investment securities
Structured entities
Total on-balance sheet exposures	8,881	6,538
Loans
Structured entities
Total on-balance sheet exposures	51,657	48,615
Other financial assets
Structured entities
Total on-balance sheet exposures	55	55
Investment in third party mortgage and other asset-backed securities
Structured entities
Total on-balance sheet exposures	9,938	7,975
Maximum exposure to loss	9,938	7,975
Size of structured entities	90,864	71,193
Investment in third party mortgage and other asset-backed securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,055	1,436
Investment in third party mortgage and other asset-backed securities | Investment securities
Structured entities
Total on-balance sheet exposures	8,881	6,538
Investment in third party mortgage and other asset-backed securities | Other financial assets
Structured entities
Total on-balance sheet exposures	2	1
Financing to securitisation vehicles
Structured entities
Total on-balance sheet exposures	27,786	26,176
Total notional amounts of off-balance sheet exposures	7,638	9,269
Maximum exposure to loss	35,424	35,445
Size of structured entities	35,424	35,445
Financing to securitisation vehicles | Loans
Structured entities
Total on-balance sheet exposures	27,786	26,176
Group managed funds
Structured entities
Total on-balance sheet exposures	55	56
Maximum exposure to loss	55	56
Size of structured entities	15,811	16,352
Group managed funds | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2	2
Group managed funds | Other financial assets
Structured entities
Total on-balance sheet exposures	53	54
Interest in other structured entities
Structured entities
Total on-balance sheet exposures	32,112	24,428
Total notional amounts of off-balance sheet exposures	9,145	7,930
Maximum exposure to loss	41,257	32,358
Size of structured entities	41,257	49,943
Interest in other structured entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	8,241	1,989
Interest in other structured entities | Loans
Structured entities
Total on-balance sheet exposures	$ 23,871	$ 22,439